INCOME TAXES - Schedule of Reconciliation of Income Tax Expense from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax	$ (401,908)	$ (1,091,931)	$ (953,579)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax benefit at Macau Complementary Tax rate	$ (48,229)	$ (131,032)	$ (114,429)
Lump sum in lieu of Macau Complementary Tax on dividends	5,650	2,342	2,359
Effect of different tax rates of subsidiaries operating in other jurisdictions	(13,422)	(12,271)	(31,653)
Over provision in prior years	(2,395)	(166)	(904)
Effect of income for which no income tax expense is payable	(14,178)	(11,727)	(6,308)
Effect of expenses for which no income tax benefit is receivable	80,455	70,687	101,111
Effect of profits generated by gaming operations exempted	(75,403)	(25,700)	(10,851)
Effect of tax losses that cannot be carried forward	0	15,553	6,742
Changes in valuation allowances	27,004	48,122	(13,360)
Change in income tax rate	0	0	16,521
Expired tax losses	53,940	49,428	53,657
Income tax expense	$ 13,422	$ 5,236	$ 2,885